DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2021 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (87.71%)
COMMUNICATION SERVICES – (6.43%)
Media & Entertainment – (6.43%)
Alphabet Inc., Class C *	10,570	$21,865,419
ASAC II L.P. *(a)(b)	116,129	118,858
Facebook, Inc., Class A *	10,503	3,093,449
IAC/InterActiveCorp *	49,810	10,774,401
	Total Communication Services	35,852,127
CONSUMER DISCRETIONARY – (4.01%)
Retailing – (4.01%)
Amazon.com, Inc. *	2,878	8,904,762
Quotient Technology Inc. *	653,953	10,685,592
Vroom, Inc. *	69,990	2,728,910
	Total Consumer Discretionary	22,319,264
FINANCIALS – (22.95%)
Banks – (10.67%)
U.S. Bancorp	502,540	27,795,487
Wells Fargo & Co.	810,781	31,677,214
		59,472,701
Diversified Financials – (7.24%)
Consumer Finance – (5.23%)
Capital One Financial Corp.	228,900	29,122,947
Diversified Financial Services – (2.01%)
Berkshire Hathaway Inc., Class B *	43,793	11,187,798
		40,310,745
Insurance – (5.04%)
Life & Health Insurance – (2.34%)
AIA Group Ltd. (Hong Kong)	1,077,000	13,064,033
Property & Casualty Insurance – (2.70%)
Markel Corp. *	13,196	15,038,426
		28,102,459
	Total Financials	127,885,905
HEALTH CARE – (21.70%)
Health Care Equipment & Services – (19.24%)
Cigna Corp.	122,662	29,652,312
CVS Health Corp.	81,829	6,155,995
Humana Inc.	23,355	9,791,584
Quest Diagnostics Inc.	265,013	34,011,768
UnitedHealth Group Inc.	74,225	27,616,896
		107,228,555
Pharmaceuticals, Biotechnology & Life Sciences – (2.46%)
Viatris Inc. *	979,710	13,686,549
	Total Health Care	120,915,104
INDUSTRIALS – (22.55%)
Capital Goods – (22.50%)
Aerospace & Defense – (3.66%)
Raytheon Technologies Corp.	263,964	20,396,499
Building Products – (12.65%)
Carrier Global Corp.	758,846	32,038,478
Johnson Controls International plc	234,412	13,987,364

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Building Products – (Continued)
Owens Corning	265,610	$24,460,025
		70,485,867
Electrical Equipment – (4.80%)
Eaton Corp. PLC	75,677	10,464,615
Schneider Electric SE (France)	106,520	16,270,310
		26,734,925
Trading Companies & Distributors – (1.39%)
Ferguson PLC (United Kingdom)	64,985	7,765,511
		125,382,802
Commercial & Professional Services – (0.05%)
China Index Holdings Ltd., ADR (China)*	112,058	244,286
	Total Industrials	125,627,088
INFORMATION TECHNOLOGY – (10.07%)
Semiconductors & Semiconductor Equipment – (6.28%)
Applied Materials, Inc.	98,490	13,158,264
Intel Corp.	184,500	11,808,000
Texas Instruments Inc.	52,892	9,996,059
		34,962,323
Software & Services – (3.79%)
DXC Technology Co. *	47,950	1,498,917
Microsoft Corp.	18,279	4,309,640
Oracle Corp.	99,500	6,981,915
SAP SE, ADR (Germany)	39,545	4,855,731
VMware, Inc., Class A *	23,130	3,479,908
		21,126,111
	Total Information Technology	56,088,434
TOTAL COMMON STOCK – (Identified cost $278,523,444)		488,687,922
PREFERRED STOCK – (10.13%)
CONSUMER DISCRETIONARY – (2.35%)
Retailing – (2.35%)
Missfresh Ltd., Series E (China)*(a)(b)	2,487,069	13,115,061
	Total Consumer Discretionary	13,115,061
INDUSTRIALS – (7.78%)
Transportation – (7.78%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	16,991,527
Didi Chuxing Joint Co., Series B-2 (China)*(a)(b)	52,649	2,149,659
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	16,302,177
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	7,878,214
	Total Industrials	43,321,577
TOTAL PREFERRED STOCK – (Identified cost $46,710,667)		56,436,638

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.16%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $5,490,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $5,599,800)	$5,490,000	$5,490,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $6,576,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 03/01/31-04/01/51, total market value $6,707,520)	6,576,000	6,576,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,066,000)		12,066,000
	Total Investments – (100.00%) – (Identified cost $337,300,111)		557,190,560
	Liabilities Less Other Assets – (0.00%)		(7,552)
		Net Assets – (100.00%)	$557,183,008

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $56,555,496 or 10.15% of the Fund's net assets as of March 31, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2021 (Unaudited)

	Principal	Value
MORTGAGES – (79.75%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (49.10%)
Fannie Mae, 0.4586% (1 month LIBOR + 35), 07/25/37 (a)	$17,567	$17,694
Fannie Mae, 3.50%, 01/25/39	476,974	495,073
Fannie Mae, 0.9186% (1 month LIBOR + 81), 12/25/39 (a)	1,038,873	1,054,019
Fannie Mae, 0.5086% (1 month LIBOR + 40), 09/25/40 (a)	479,203	475,551
Fannie Mae, 3.00%, 04/25/41	483,264	501,942
Fannie Mae, 2.00%, 12/25/42	350,552	353,612
Fannie Mae, 2.50%, 07/25/47	361,164	376,187
Freddie Mac, 4.00%, 06/15/26	293,629	304,565
Freddie Mac, 2.00%, 06/15/28	540,766	550,922
Freddie Mac, 2.50%, 01/15/29	258,003	266,423
Freddie Mac, 4.00%, 12/15/39	25,449	25,497
Freddie Mac, 2.00%, 11/15/40	145,754	146,584
Freddie Mac, 1.00%, 03/25/51	1,820,909	1,792,372
Freddie Mac Multifamily Structured Pass-Through, 0.5685% (1 month LIBOR + 45), 06/25/23 (a)	53,787	53,875
Freddie Mac Multifamily Structured Pass-Through, 3.527%, 10/25/23	365,000	390,765
Freddie Mac Multifamily Structured Pass-Through, 0.5485% (1 month LIBOR + 43), 01/25/24 (a)	636,695	633,741
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	604,786	629,432
Ginnie Mae, 6.3198%, 06/20/31	350,538	380,091
Ginnie Mae, 3.00%, 12/20/37	30,958	31,287
Ginnie Mae, 4.00%, 09/20/39	47,794	50,633
Ginnie Mae, 3.00%, 10/20/39	240,102	244,030
Ginnie Mae, 5.278%, 04/16/41	35,185	35,966
Ginnie Mae, 1.00%, 12/20/42	96,412	93,363
Ginnie Mae, 3.50%, 03/16/47	963,782	1,017,002
Ginnie Mae, 2.40%, 10/16/50	686,747	715,227
Ginnie Mae, 2.70%, 06/16/58	1,488,165	1,522,423
Ginnie Mae, 0.7395% (1 month LIBOR + 62), 09/20/64 (a)	801,972	799,818
Ginnie Mae, 3.00%, 03/20/69	628,020	657,285
Ginnie Mae, 2.50%, 07/20/69	608,513	630,620
Ginnie Mae, 2.25%, 08/20/69	697,476	721,351
Total Collateralized Mortgage Obligations		14,967,350
FANNIE MAE POOLS – (15.34%)
2.887%, 04/01/23, Pool No. AL6578	145,497	149,898
3.60%, 09/01/23, Pool No. AM4265	320,372	337,647
3.09%, 03/01/24, Pool No. AN5010	1,000,000	1,065,034
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,655,209
4.00%, 05/01/29, Pool No. AL7358	606,024	646,027
2.00%, 08/01/30, Pool No. AX9709	305,087	313,057
3.50%, 03/01/32, Pool No. MA1010	437,112	469,087
6.50%, 07/01/32, Pool No. 635069	8,750	9,458
6.00%, 09/01/37, Pool No. 888796	25,571	29,123
Total Fannie Mae Pools		4,674,540
FREDDIE MAC POOLS – (6.87%)
4.00%, 05/01/27, Pool No. G14593	880,428	938,423

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2021 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (CONTINUED)
	3.00%, 09/01/27, Pool No. U70063	$277,508	$294,083
	2.50%, 09/01/31, Pool No. G18611	824,505	862,097
		Total Freddie Mac Pools	2,094,603
GINNIE MAE POOLS – (8.44%)
	4.809%, 12/20/61, Pool No. 756740	3,917	4,245
	4.639%, 01/20/63, Pool No. AC0942	461,726	481,754
	4.70%, 01/20/63, Pool No. AC0934	895,053	959,328
	4.565%, 04/20/70, Pool No. BT6816	1,036,876	1,127,307
		Total Ginnie Mae Pools	2,572,634
	TOTAL MORTGAGES – (Identified cost $23,941,650)		24,309,127
OTHER AGENCIES – (3.28%)
	Federal Farm Credit Bank, 0.27%, 06/09/22	1,000,000	1,000,037
	TOTAL OTHER AGENCIES – (Identified cost $998,958)		1,000,037
SHORT-TERM INVESTMENTS – (16.97%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $2,354,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $2,401,080)	2,354,000	2,354,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $2,819,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 03/01/31-04/01/51, total market value $2,875,380)	2,819,000	2,819,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,173,000)		5,173,000
	Total Investments – (100.00%) – (Identified cost $30,113,608)		30,482,164
	Other Assets Less Liabilities – (0.00%)		347
		Net Assets – (100.00%)	$30,482,511

LIBOR: London Inter-Bank Offered Rate

(a)	The interest rates on floating rate securities, shown as of March 31, 2021, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2021 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (95.76%)
FINANCIALS – (95.76%)
Banks – (43.84%)
Bank of America Corp.	1,384,520	$53,567,079
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	744,172	28,442,254
Danske Bank A/S (Denmark)	1,147,240	21,468,078
DBS Group Holdings Ltd. (Singapore)	1,336,430	28,602,304
DNB ASA (Norway)	1,555,310	33,094,991
JPMorgan Chase & Co.	449,754	68,466,051
Metro Bank PLC (United Kingdom)*	1,715,870	2,734,515
PNC Financial Services Group, Inc.	276,826	48,558,049
U.S. Bancorp	1,072,888	59,341,435
Wells Fargo & Co.	1,373,669	53,669,248
		397,944,004
Diversified Financials – (34.88%)
Capital Markets – (12.35%)
Bank of New York Mellon Corp.	1,004,651	47,509,946
Charles Schwab Corp.	452,058	29,465,140
Julius Baer Group Ltd. (Switzerland)	549,754	35,155,406
		112,130,492
Consumer Finance – (16.58%)
American Express Co.	355,042	50,217,141
Capital One Financial Corp.	788,041	100,262,456
		150,479,597
Diversified Financial Services – (5.95%)
Berkshire Hathaway Inc., Class A *	140	53,998,280
		316,608,369
Insurance – (17.04%)
Property & Casualty Insurance – (12.89%)
Chubb Ltd.	258,368	40,814,393
Loews Corp.	622,996	31,947,235
Markel Corp. *	38,811	44,229,791
		116,991,419
Reinsurance – (4.15%)
Alleghany Corp. *	37,940	23,761,443
Everest Re Group, Ltd.	33,261	8,242,408
Greenlight Capital Re, Ltd., Class A *	656,200	5,708,940
		37,712,791
		154,704,210
	Total Financials	869,256,583
TOTAL COMMON STOCK – (Identified cost $523,325,377)		869,256,583
SHORT-TERM INVESTMENTS – (3.94%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $16,293,009 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $16,618,860)	$16,293,000	16,293,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $19,512,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 03/01/31-04/01/51, total market value $19,902,240)	$19,512,000	$19,512,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $35,805,000)		35,805,000
		Total Investments – (99.70%) – (Identified cost $559,130,377)	905,061,583
		Other Assets Less Liabilities – (0.30%)	2,728,348
		Net Assets – (100.00%)	$907,789,931

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (78.76%)
COMMUNICATION SERVICES – (7.08%)
Media & Entertainment – (7.08%)
Alphabet Inc., Class C *	5,136	$10,624,484
Facebook, Inc., Class A *	12,722	3,747,010
	Total Communication Services	14,371,494
CONSUMER DISCRETIONARY – (4.30%)
Retailing – (4.30%)
Amazon.com, Inc. *	2,826	8,743,870
	Total Consumer Discretionary	8,743,870
FINANCIALS – (41.66%)
Banks – (19.26%)
Bank of America Corp.	101,200	3,915,428
Danske Bank A/S (Denmark)	127,180	2,379,894
DBS Group Holdings Ltd. (Singapore)	206,377	4,416,885
DNB ASA (Norway)	296,530	6,309,776
JPMorgan Chase & Co.	33,233	5,059,060
U.S. Bancorp	134,405	7,433,941
Wells Fargo & Co.	245,548	9,593,560
		39,108,544
Diversified Financials – (18.24%)
Capital Markets – (2.76%)
Bank of New York Mellon Corp.	118,600	5,608,594
Consumer Finance – (9.32%)
American Express Co.	34,405	4,866,243
Capital One Financial Corp.	110,531	14,062,859
		18,929,102
Diversified Financial Services – (6.16%)
Berkshire Hathaway Inc., Class B *	48,926	12,499,125
		37,036,821
Insurance – (4.16%)
Life & Health Insurance – (2.20%)
AIA Group Ltd. (Hong Kong)	368,960	4,475,493
Property & Casualty Insurance – (1.96%)
Chubb Ltd.	25,165	3,975,315
		8,450,808
	Total Financials	84,596,173
HEALTH CARE – (3.48%)
Health Care Equipment & Services – (2.75%)
Quest Diagnostics Inc.	43,500	5,582,790
Pharmaceuticals, Biotechnology & Life Sciences – (0.73%)
Viatris Inc. *	105,740	1,477,188
	Total Health Care	7,059,978
INDUSTRIALS – (4.79%)
Capital Goods – (4.79%)
Carrier Global Corp.	41,499	1,752,088
Johnson Controls International plc	56,077	3,346,115
Raytheon Technologies Corp.	59,949	4,632,259
	Total Industrials	9,730,462

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2021 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (17.45%)
Semiconductors & Semiconductor Equipment – (14.84%)
Applied Materials, Inc.	91,198	$12,184,053
Intel Corp.	144,340	9,237,760
Texas Instruments Inc.	46,083	8,709,226
		30,131,039
Software & Services – (2.61%)
Microsoft Corp.	22,511	5,307,419
	Total Information Technology	35,438,458
TOTAL COMMON STOCK – (Identified cost $112,045,803)		159,940,435
ASSET-BACKED – (1.17%)
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 144A, 1.40%, 10/25/63 (a)	$2,500,000	2,383,496
TOTAL ASSET-BACKED – (Identified cost $2,383,503)		2,383,496
CORPORATE BONDS – (10.53%)
COMMUNICATION SERVICES – (2.16%)
Telecommunication Services – (2.16%)
AT&T Inc., Sr. Notes, 1.1913% (3 month LIBOR + 95), 07/15/21 (b)	1,000,000	1,002,635
Verizon Communications Inc., Sr. Notes, 1.1895% (3 month LIBOR + 100), 03/16/22 (b)	3,350,000	3,377,790
	Total Communication Services	4,380,425
FINANCIALS – (3.00%)
Diversified Financials – (3.00%)
Consumer Finance – (1.39%)
Capital One N.A., Sr. Notes, 1.3615% (3 month LIBOR + 115), 01/30/23 (b)	2,800,000	2,820,113
Mortgage Real Estate Investment Trusts (REITs) – (1.61%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (c)	10,210,000	3,267,200
	Total Financials	6,087,313
HEALTH CARE – (2.45%)
Health Care Equipment & Services – (1.51%)
CVS Health Corp., Sr. Notes, 5.00%, 12/01/24	2,000,000	2,266,807
CVS Health Corp., Sr. Notes, 3.875%, 07/20/25	725,000	801,554
		3,068,361
Pharmaceuticals, Biotechnology & Life Sciences – (0.94%)
Viatris Inc., Sr. Notes, 144A, 2.70%, 06/22/30 (a)	1,925,000	1,905,116
	Total Health Care	4,973,477
INDUSTRIALS – (1.08%)
Capital Goods – (1.08%)
General Electric Co., Sr. Notes, 1.2413% (3 month LIBOR + 100), 04/15/23 (b)	2,165,000	2,183,595
	Total Industrials	2,183,595
INFORMATION TECHNOLOGY – (1.84%)
Software & Services – (1.84%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,747,031
	Total Information Technology	3,747,031
TOTAL CORPORATE BONDS – (Identified cost $25,477,099)		21,371,841

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2021 (Unaudited)

		Principal	Value
MORTGAGES – (5.38%)
	Fannie Mae, 4.00%, 03/25/30	$2,657,988	$2,669,931
	Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,424,482	1,579,499
	Freddie Mac, 2.00%, 10/25/40	859,213	878,687
	Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	1,423,206	1,658,131
	Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	2,064,378	2,070,344
	Ginnie Mae, Series 2020-H16, 1.3609% (1 month LIBOR + 125), 09/20/70 (b)	1,994,110	2,059,263
	TOTAL MORTGAGES – (Identified cost $10,689,452)		10,915,855
U.S. GOVERNMENT – (1.48%)
	U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,997,942
	TOTAL U.S. GOVERNMENT – (Identified cost $2,990,891)		2,997,942
SHORT-TERM INVESTMENTS – (2.40%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $2,221,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $2,265,420)	2,221,000	2,221,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $2,661,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 03/01/36-04/01/51, total market value $2,714,220)	2,661,000	2,661,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,882,000)		4,882,000
	Total Investments – (99.72%) – (Identified cost $158,468,748)		202,491,569
	Other Assets Less Liabilities – (0.28%)		572,071
		Net Assets – (100.00%)	$203,063,640

LIBOR: London Inter-Bank Offered Rate

*	Non-income producing security.

(a)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,288,612 or 2.11% of the Fund's net assets as of March 31, 2021.

(b)	The interest rates on floating rate securities, shown as of March 31, 2021, may change daily or less frequently and are based on a published reference rate and basis point spread.

(c)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2021, the value of defaulted securities amounted to $3,267,200 (cost: $7,650,174) or 1.61% of the Fund's net assets.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (99.14%)
CONSUMER DISCRETIONARY – (0.74%)
Consumer Services – (0.74%)
Six Flags Entertainment Corp. *	32,820	$1,525,146
Total Consumer Discretionary		1,525,146
REAL ESTATE – (98.40%)
Equity Real Estate Investment Trusts (REITs) – (98.40%)
Health Care REITs – (7.85%)
Healthpeak Properties, Inc.	169,100	5,367,234
Ventas, Inc.	75,190	4,010,635
Welltower Inc.	94,410	6,762,588
		16,140,457
Hotel & Resort REITs – (6.39%)
Host Hotels & Resorts Inc. *	442,531	7,456,647
Ryman Hospitality Properties, Inc. *	14,480	1,122,345
Sunstone Hotel Investors, Inc. *	365,470	4,553,756
		13,132,748
Industrial REITs – (14.16%)
Prologis, Inc.	136,740	14,494,440
Rexford Industrial Realty, Inc.	150,698	7,595,179
Terreno Realty Corp.	121,589	7,024,197
		29,113,816
Office REITs – (16.54%)
Alexandria Real Estate Equities, Inc.	29,573	4,858,844
Boston Properties, Inc.	62,676	6,346,572
Cousins Properties, Inc.	145,919	5,158,237
Douglas Emmett, Inc.	128,390	4,031,446
Highwoods Properties, Inc.	76,040	3,265,158
Hudson Pacific Properties, Inc.	229,270	6,220,095
SL Green Realty Corp.	28,745	2,011,862
Vornado Realty Trust	46,437	2,107,775
		33,999,989
Residential REITs – (18.77%)
American Campus Communities, Inc.	121,781	5,257,286
American Homes 4 Rent, Class A	113,270	3,776,422
AvalonBay Communities, Inc.	43,168	7,964,928
Camden Property Trust	31,255	3,435,237
Equity Residential	93,935	6,728,564
Essex Property Trust, Inc.	34,064	9,259,958
UDR, Inc.	49,410	2,167,122
		38,589,517
Retail REITs – (13.04%)
Acadia Realty Trust	186,951	3,546,461
Brixmor Property Group, Inc.	414,080	8,376,838
Federal Realty Investment Trust	41,149	4,174,566
Retail Opportunity Investments Corp.	191,814	3,044,088
Simon Property Group, Inc.	67,516	7,681,295
		26,823,248
Specialized REITs – (21.65%)
CoreSite Realty Corp.	20,040	2,401,794
Crown Castle International Corp.	21,275	3,662,066

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (Continued)
	CyrusOne Inc.	66,050	$4,472,906
	Digital Realty Trust, Inc.	33,755	4,754,054
	Equinix, Inc.	14,880	10,112,299
	Extra Space Storage Inc.	29,037	3,848,854
	Life Storage, Inc.	48,120	4,135,914
	Public Storage	37,591	9,275,955
	VICI Properties Inc.	65,340	1,845,202
			44,509,044
		Total Real Estate	202,308,819
	TOTAL COMMON STOCK – (Identified cost $162,800,016)		203,833,965
SHORT-TERM INVESTMENTS – (0.64%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $601,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $613,020)	$601,000	601,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $719,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 03/01/31-04/01/51, total market value $733,380)	719,000	719,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,320,000)		1,320,000
	Total Investments – (99.78%) – (Identified cost $164,120,016)		205,153,965
	Other Assets Less Liabilities – (0.22%)		450,498
		Net Assets – (100.00%)	$205,604,463

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2021 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2021 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$35,733,269	$–	$–	$14,371,494	$–
Consumer Discretionary	22,319,264	–	–	8,743,870	1,525,146
Financials	127,885,905	–	869,256,583	84,596,173	–
Health Care	120,915,104	–	–	7,059,978	–
Industrials	125,627,088	–	–	9,730,462	–
Information Technology	56,088,434	–	–	35,438,458	–
Real Estate	–	–	–	–	202,308,819
Total Level 1	488,569,064	–	869,256,583	159,940,435	203,833,965
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	1,000,037	–	–	–
Short-term	–	–	–	2,997,942	–
Asset-Backed	–	–	–	2,383,496	–
Corporate Bonds	–	–	–	21,371,841	–
Mortgages	–	24,309,127	–	10,915,855	–
Short-Term Investments	12,066,000	5,173,000	35,805,000	4,882,000	1,320,000
Total Level 2	12,066,000	30,482,164	35,805,000	42,551,134	1,320,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	118,858	–	–	–	–
Preferred Stock:
Consumer Discretionary	13,115,061	–	–	–	–
Industrials	43,321,577	–	–	–	–
Total Level 3	56,555,496	–	–	–	–
Total Investments	$557,190,560	$30,482,164	$905,061,583	$202,491,569	$205,153,965

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2021. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2021 for Davis Opportunity Fund was $1,783,669. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2021	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance March 31, 2021
Davis Opportunity Fund
Investments in Securities:
Common Stock	$118,858	$–	$–	$–	$–	$118,858
Preferred Stock	54,652,969	–	1,783,669	–	–	56,436,638
Total Level 3	$54,771,827	$–	$1,783,669	$–	$–	$56,555,496

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2021 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount or	Impact to Valuation from
	March 31, 2021	Technique	Input(s)	Range	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$118,858	Discounted Cash Flow	Annualized Yield	1.237%	Decrease

Preferred Stock	19,141,186	Market Approach	Transaction Price	$40.83	Increase

Preferred Stock	24,180,391	Market Approach	Volume-Weighted Transaction Price	$4.93-$6.26	Increase

Preferred Stock	13,115,061	Market Approach	Transaction Price	$5.2733	Increase
Total Level 3	$56,555,496

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Unrealized appreciation	$222,192,094	$445,193	$357,027,070	$51,358,170	$45,707,557
Unrealized depreciation	(3,475,425)	(76,637)	(12,143,260)	(7,596,564)	(7,073,273)
Net unrealized appreciation	$218,716,669	$368,556	$344,883,810	$43,761,606	$38,634,284

Aggregate cost	$338,473,891	$30,113,608	$560,177,773	$158,729,963	$166,519,681
Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund's investments, impair a fund's ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.